Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues:
Product sales	$ 659,262	$ 542,118	$ 1,132,518	$ 773,321	$ 1,833,800	$ 1,397,645
Royalties	15,413	67,492	15,413	130,440	205,439	140,894
Net revenues	674,675	609,610	1,147,931	903,761	2,039,239	1,538,539
Cost of revenues	386,487	397,708	645,331	605,759	1,418,495	804,940
Gross Profit	288,188	211,902	502,600	298,002	620,744	733,599
Operating expenses
General and administrative	402,575	563,271	847,505	877,355	1,524,270	496,025
Sales and marketing	84,302	55,428	174,196	101,720	323,050	182,812
Total operating expenses	486,877	618,699	1,021,701	979,075	1,847,320	678,837
(Loss) Income from operations	(198,689)	(406,797)	(519,101)	(681,073)	(1,226,576)	54,762
Interest expense	$ (142,279)	(94,304)	$ (258,556)	(171,912)	$ (381,981)	(40,321)
Gain on settlement of payroll tax debt						98,336
Loss on write-off of property and equipment						$ (3,569)
Other income		12,758		14,757	$ 14,762
Income from licensing fees						$ 114,190
Loss on marketable securities						(114,190)
Net (Loss) Income	$ (340,968)	$ (488,343)	$ (777,657)	$ (838,228)	$ (1,593,795)	$ 109,208
Loss per common share - basic and diluted	$ (0.09)	$ (0.12)	$ (0.19)	$ (0.21)	$ (0.3979)	$ 0.0273
Weighted average shares outstanding - basic and diluted	4,098,500	4,000,000	4,098,500	4,000,000	4,005,477	4,000,000